Janus Henderson Low Duration Multi-Sector Income Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg U.S. Aggregate Bond 1-3 Year Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.39%	1.98%	2.08%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.11%	2.16%	1.49%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.91%	2.08%	1.53%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.64%	3.45%	2.69%

[1]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.